Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes (Details) [Line Items]
Effective tax rate, percentage	0.00%	0.00%	(0.60%)	19.70%
Rate of valuation allowance on deferred tax assets	21.00%		21.00%	21.00%
Net operating loss			$ 8,400,000
Net operating loss carryforward, state			$ 212,385	$ 34,863
Allowance on deferred tax			100.00%
Valuation allowance on deferred tax asset			$ 800,000	1,200,000
Excess of taxable income			80.00%
Valuation allowance increased			$ 2,000,000
California [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforward			2,000,000
Georgia [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforward, state			$ 1,500,000
Minimum [Member]
Income Taxes (Details) [Line Items]
Valuation allowance increased				800,000
Maximum [Member]
Income Taxes (Details) [Line Items]
Valuation allowance increased				$ 1,200,000